UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):  [    ] is a restatement.
					  [    ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:		Preservation Capital Management
Address:		1044 Main Street, Suite 500
			Kansas City, MO 64105

Form 13F File Number: 28-7238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David L. Sederholm
Title:	President
Phone:	816-474-7737

Signature, Place, and Date of Signing:

David L. Sederholm		Kansas City, Missouri   April 26, 2001

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings are reported in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND
EXCHANGE ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	49

Form 13F Information Table Value Total:	$69200
								(thousands)


List of Other Included Managers:

None

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              00184A105     2060    51300 SH       SOLE                    51300
American International Group,  COM              026874107     2428    30161 SH       SOLE                    30161
Amgen Inc.                     COM              031162100     1985    32972 SH       SOLE                    32972
Bank One Corporation           COM              06423A103      248     6863 SH       SOLE                     6863
Biogen Inc.                    COM              090597105      329     5200 SH       SOLE                     5200
Boeing Co.                     COM              097023105     2406    43190 SH       SOLE                    43190
CSG Systems Intl. Inc.         COM              126349109     6950   168730 SH       SOLE                   168730
Capital One Financial Corp.    COM              14040H105      333     6000 SH       SOLE                     6000
Carnival Corporation Cl A      COM              143658102     1522    55012 SH       SOLE                    55012
Cigna                          COM              125509109      290     2700 SH       SOLE                     2700
Cisco Systems, Inc.            COM              17275R102      406    25685 SH       SOLE                    25685
Citigroup                      COM              172967101     2914    64792 SH       SOLE                    64792
Colgate Palmolive Co.          COM              194162103      840    15200 SH       SOLE                    15200
Corning, Inc.                  COM              219350105      541    26140 SH       SOLE                    26140
Countrywide Credit Inds. Inc.  COM              222372104     1836    37200 SH       SOLE                    37200
Enron Corp.                    COM              293561106     1969    33884 SH       SOLE                    33884
Exxon Mobil Corp.              COM              30231G102     1293    15964 SH       SOLE                    15964
F & M Natl Corp.               COM              302374103     1403    36831 SH       SOLE                    36831
Fannie Mae                     COM              313586109     1313    16490 SH       SOLE                    16490
FleetBoston Financial Corporat COM              339030108      868    23001 SH       SOLE                    23001
General Electric Co.           COM              369604103     4240   101280 SH       SOLE                   101280
GlaxoSmithKline                COM              37733W105      776    14830 SH       SOLE                    14830
Global Marine Inc.             COM              379352404      588    22950 SH       SOLE                    22950
Golden West Financial Corp.    COM              381317106      915    14100 SH       SOLE                    14100
Hartford Finl. Services Group  COM              416515104      839    14220 SH       SOLE                    14220
Honeywell International Inc.   COM              438516106      653    16009 SH       SOLE                    16009
Intel Corp.                    COM              458140100     1953    74222 SH       SOLE                    74222
Johnson & Johnson              COM              478160104     1143    13062 SH       SOLE                    13062
Medtronic Inc.                 COM              585055106     2342    51200 SH       SOLE                    51200
Merrill Lynch & Co. Inc.       COM              590188108      415     7500 SH       SOLE                     7500
Microsoft Corp.                COM              594918104     1436    26250 SH       SOLE                    26250
Nasdaq 100 Trust, Series 1     COM              631100104     2521    64400 SH       SOLE                    64400
Nokia Corp.                    COM              654902204     2579   107460 SH       SOLE                   107460
Northrop Grumman Corp.         COM              666807102      870    10000 SH       SOLE                    10000
Oracle Corp.                   COM              68389X105     2614   174488 SH       SOLE                   174488
Pepsico Inc.                   COM              713448108     1237    28140 SH       SOLE                    28140
Phillips Petroleum Co.         COM              718507106     1420    25800 SH       SOLE                    25800
Procter & Gamble Co.           COM              742718109      692    11050 SH       SOLE                    11050
Qualcomm, Inc.                 COM              747525103      314     5550 SH       SOLE                     5550
Schering Plough Corp.          COM              806605101     3349    91680 SH       SOLE                    91680
Schlumberger Ltd.              COM              806857108      619    10750 SH       SOLE                    10750
Sun Microsystems Inc.          COM              866810104     2040   132718 SH       SOLE                   132718
Symantec                       COM              871503108      314     7500 SH       SOLE                     7500
Texas Instruments Inc.         COM              882508104      276     8900 SH       SOLE                     8900
U.S. Bancorp                   COM              902973304      757    32616 SH       SOLE                    32616
USX Marathon Group             COM              902905827      869    32250 SH       SOLE                    32250
United Technologies Corp.      COM              913017109      279     3800 SH       SOLE                     3800
Wells Fargo & Co.              COM              949746101      668    13500 SH       SOLE                    13500
WorldCom, Inc.                 COM              98157D106      551    29487 SH       SOLE                    29487